Additional Financial Information - Summary of Composition of the Company's Other Assets (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Other Assets [Line Items]
Prepaid expenses and other	$ 50.1	$ 36.0	$ 47.5
Restricted cash	36.4	27.5	13.4
Contract assets	56.8	63.5	40.5
Tax credits receivable	273.8	129.5	128.3
Other current assets	417.1	256.5	229.7
Prepaid expenses and other	21.5	7.4	9.9
Restricted cash	13.9	13.0	0.0
Accounts receivable	105.9	37.8	38.3
Contract assets	3.3	5.1	9.3
Tax credits receivable	312.8	341.8	316.1
Operating lease right-of-use assets	318.8	116.8	126.0
Interest rate swap assets	34.2	41.1	32.0
Other non-current assets	$ 810.4	$ 563.0	$ 531.6